Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Tables)	6 Months Ended
Sep. 30, 2011
Obligations Under Guarantees And Other Off-Balance Sheet Instruments [Abstract]
Contractual Or Notional Amounts Of Guarantees

	March 31, 2011	September 30, 2011
	(in billions)
Standby letters of credit and financial guarantees	¥3,592	¥3,334
Performance guarantees	2,213	1,961
Derivative instruments(1)	152,663	141,253
Liabilities of trust accounts	4,931	4,437
Other	130	122

Total	¥163,529	¥151,107

Note:	(1)	Credit derivatives sold by the MUFG Group are excluded from this presentation.

Maximum Potential Amount Of Future Payments Classified Based Upon Internal Credit Ratings

At March 31, 2011:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,592	¥3,356	¥215	¥13	¥8
Performance guarantees	2,213	2,147	49	2	15

Total	¥5,805	¥5,503	¥264	¥15	¥23

At September 30, 2011:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,334	¥3,101	¥211	¥14	¥8
Performance guarantees	1,961	1,902	47	1	11

Total	¥5,295	¥5,003	¥258	¥15	¥19

Notes:	(1)	Borrowers classified as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower's loans have been deemed restructured loans or loans contractually past due 90 days or more for special reasons.
	(2)	Borrowers classified as Likely to Become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

Contractual Amounts With Regard To Other Off-Balance-Sheet Instruments

	March 31, 2011	September 30, 2011
	(in billions)
Commitments to extend credit	¥62,141	¥63,362
Commercial letters of credit	641	682
Commitments to make investments	113	101
Other	16	7